Related parties	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related parties

8 Related parties

Related-party transactions are carried out at previously agreed prices and conditions, in accordance with the Company's policy on related-party transactions. Related party transactions mainly refer to, but are not limited to:

Receivables: (i) receivables for sale of chemicals, petrochemicals, energy, resins and other products/services; (ii) and dividends and interest on equity receivable.

Payables: (i) acquisition of raw materials, finished products, consumer goods, services of transportation, storage, maintenance of equipment and other services; (ii) loans payable; (iii) leases; (iv) and dividends payable.

Amounts in profit or loss: (i) sale of chemicals, petrochemicals, lease services and other products/services; (ii) acquisition of raw materials, finished products and services; (iii) and charges related to loans and exchange variation.

The following table summarizes the transactions with related parties:

	Balances at December 31, 2024				Balances at December 31, 2023
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total

Statement of financial position
Assets
Current
Trade accounts receivable	-	4	99	103	-	8	6	14
Inventories (advance to suppliers)	-	14	-	14	-	56	-	56
Dividends and interest on capital	-	-	1	1	-	-	3	3
Other receivables	1			1
	-	-	-	-	-	-	-	-
Non-current	-	-	-	-	-	-	-	-
Other receivables - Related parties	0	30	33	63	0	26	30	56
Total assets	1	48	133	182	-	90	39	129

Liabilities
Current	-	-	-	-	-	-	-	-
Trade payables	33	1,210	56	1,299	33	1,057	13	1,103
Other	40	267	-	307	-	255	-	255
	-	-	-	-	-	-	-	-
Non-current	-	-	-	-	-	-	-	-
Loan from non-controlling shareholders of Braskem Idesa	-	-	1,050	1,050	-	-	2,490	2,490
Total liabilities	73	1,477	1,106	2,656	33	1,312	2,503	3,848

	Year ended December 31, 2024				Year ended December 31, 2023				Year ended December 31, 2022
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total

Transactions
Sales of products	-	120	460	580	-	123	337	460	-	182	438	620
Purchases of raw materials, finished goods services and utilities	(72)	(18,339)	(297)	(18,708)	(254)	(16,185)	(155)	(16,594)	(334)	(22,900)	(25)	(23,259)
Financial income	-	-	49	49	-	-	434	434	-	-	190	190
Financial expenses	-	(2)	(716)	(718)	-	-	(141)	(141)	(1)	(34)	(149)	(184)
Private pension	-	-	(54)	(54)	-	-	(64)	(64)	-	-	(45)	(45)
Other income (expenses)	-	30	-	30	(11)	27	1	17	-	51	-	51

(i)	Borealis, Grupo Idesa, Refinaria de Petróleo Riograndense S.A. (“RPR”), Ventos de Santa Amélia Energia Renováveis S.A. (“Santa Amélia”), Ventos de Santo Abelardo Energia Renováveis S.A. (“Santo Abelardo”)., Ventos de Santo Artur Energia Renováveis S.A. (“Santo Artur”), Vexty e Bioglycols LLC (“Bioglycols”).

(a)	New and/or renewed agreements with related companies

As provided for in Braskem’s bylaws, the Board of Directors has the exclusive power to approve any contract with related parties that exceeds R$ 20 per transaction or R$ 60 collectively per year. This is valid for contracts between the Company and (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Management Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem hold interest and any subsidiaries thereof.

The related parties that have significant relationship with the Company are as follows:

Novonor and its subsidiaries and associates:

- Tenenge Montagem e Manutenção Ltda. (“Tenenge”)

In February 2022, the Company entered into an electromechanical assembly service agreement to expand the production capacity of the Ethylene-Ethanol Unit located in Trunfio, Rio Grande do Sul with Tenenge starting in February 9, 2022 and concluded in July 31, 2023. The amount of the agreement was R$ 205.

Petrobras and its subsidiaries and associates:

- Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)

In March 2022, the Company entered into an agreement with Sulgás to acquire natural gas, via a local gas distribution pipeline, concluded in June 2023. The amount of the agreement was R$ 246

- Gás de Alagoas S.A. (“Algás”)

In March 2022, the Company entered into an amendment to the agreement with Algás for the supply of natural gas to Braskem units located in the state of Alagoas, via a local gas distribution pipeline, concluded in December 2024. The amount of the agreement was R$ 1 billion.

Since July 2022, Petrobras has no equity interest in Bahiagás, Sulgás and Algás and they ceased to be a related party to Braskem.

- Petrobras Transporte S.A. (“Transpetro”)

On June 27, 2024, the Company signed the second amendment to extend the term of the service agreement with Transpetro, for ship loading and unloading service through pipeline and product storage in tanks, with duration until June 30, 2028. The maximum amount of the agreement is estimated at R$ 970.

-Transportadora Brasileira Gasoduto Brasil-Bolívia S.A. (“TBG”)

On October 16, 2024, Voqen entered into a firm natural gas transportation service agreement with TBG, with duration until December 2028. The maximum amount of the agreement is estimated at R$ 200.

- Refinaria Capuava (“RECAP”) and Refinaria Henrique Lage (“REVAP”)

On November 6, 2024, the Company entered into the agreement for Braskem and Petrobras to sell light hydrocarbons from RECAP and REVAP refineries. This agreement replaces the previous one, which was terminated to include price parameter adjustment clauses, and is valid until January 2028. The maximum amount of the new agreement is estimated at R$ 3 billion.

Non-controlling shareholders of Braskem Idesa:

- Grupo Idesa, S.A. de C.V.

- Etileno XXI, S.A. de C.V.

Loan payable to the non-controlling shareholders of Braskem Idesa, with maturity in December 2029 and contractual interest rate of 7% p.a. These resources were used by Braskem Idesa to finance the construction of its operational assets. As mentioned in note 1, in October 2024 the non-controlling shareholders capitalized the principal amount of these loans, leaving only the interest accrued up to the capitalization date outstanding. This interest will be paid on the maturity date of the contract, with an expected payment by March 2032.

(d) Key management personnel compensation

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Chief Executive Officer and vice-presidents, recorded in the profit or loss for the year, were as follows:

Statement of profit or loss transactions	2024	2023
Remuneration
Wages and recurring benefits	62	63
Short-term variable compensation	43	1
Long term incentive plan	31	10
Total	136	74

Compensation of the Company’s key management personnel includes salaries, short and long-term incentives, non-cash benefits and contributions to a post-employment defined benefit plan (see Note 24).